Customer and commercial financing - Disclosure of Long Term Customer Financing Maturities (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of Long Term Customer Financing Maturities [Abstract]
2024	$ 35.5
2025	8.7
Thereafter 2025	6.2
Total	$ 50.4